Stock-Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Number of Shares, Beginning balance	6,923	21,619	10,597	75,293	75,293	344,426
Weighted Average Grant Date Fair Value per Price, Outstanding beginning balance	$ 1.9	$ 1.9	$ 1.9	$ 1.97	$ 1.97	$ 1.9
Number of Shares, Ending balance	3,249	17,944	3,249	17,944	10,597	75,293
Weighted Average Grant Date Fair Value per Price, Ending balance	$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.9	$ 1.97
Number of Shares, Granted						150,000
Weighted Average Grant Date Fair Value Per Share Granted						$ 2
Number of Shares, Vested	(3,674)	(3,675)	(7,348)	(57,349)	(64,696)	(419,133)
Weighted Average Grant Date Fair Value Per Share,Vested	$ 1.9	$ 1.9	$ 1.9	$ 1.99	$ 1.98	$ 1.92
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited